FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest rate risk (Details) - Interest rate risk - Convertible Notes $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Interest rate risk
Increase in interest rate (percent)	1.00%	1.00%
Increase in net financial expense	$ 175	$ 128	$ 250	$ 174
SOFR
Interest rate risk
Interest rate (in percent)	7.00%	7.00%
Interest rate, spread	7.00%	7.00%